FAIR VALUE ACCOUNTING	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE ACCOUNTING	FAIR VALUE ACCOUNTING
Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1    Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2    Quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, quoted prices or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability and model-based valuation techniques (e.g. the Black-Scholes model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
Level 3    Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The following tables set forth the Company’s assets and liabilities measured at fair value on a recurring (at least annually) and nonrecurring basis by level within the fair value hierarchy. As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents (1)	$2,877	$2,877	$—	$—
Restricted cash	67	67	—	—
Time deposits and other (Note 15)	846	—	846	—
Trade receivables from provisional concentrate sales, net	364	—	364	—
Long-lived assets (Note 6)	25	—	—	25
Marketable and other equity securities (Note 15)	260	250	10	—
Restricted marketable debt securities (Note 15)	27	23	4	—
Restricted other assets (Note 15)	8	8	—	—
Contingent consideration assets (Note 14)	188	—	—	188
Derivative assets (Note 14)	20	—	20	—
	$4,682	$3,225	$1,244	$213
Liabilities:
Debt (2)	$5,136	$—	$5,136	$—
Contingent consideration liabilities (Note 14)	3	—	—	3
	$5,139	$—	$5,136	$3

	Fair Value at December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents (1)	$4,992	$4,992	$—	$—
Restricted cash	101	101	—	—
Trade receivables from provisional concentrate sales, net	297	—	297	—
Assets held for sale (Note 1)	68	—	68	—
Marketable and other equity securities (Note 15) (3)	335	318	17	—
Restricted marketable debt securities (Note 15)	35	28	7	—
Restricted other assets (Note 15)	16	16	—	—
Contingent consideration assets (Note 14)	171	—	—	171
	$6,015	$5,455	$389	$171
Liabilities:
Debt (2)	$6,712	$—	$6,712	$—
Contingent consideration liabilities (Note 14)	5	—	—	5
Other	6	—	6	—
	$6,723	$—	$6,718	$5
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(1)Cash and cash equivalents at December 31, 2022 include time deposits that have an original maturity of three months or less.
(2)Debt is carried at amortized cost. The outstanding carrying value was $5,571 and $5,652 at December 31, 2022 and December 31, 2021, respectively. The fair value measurement of debt was based on an independent third-party pricing source.
(3)Excludes certain investments accounted for under the measurement alternative.
The Company’s cash and cash equivalents and restricted cash (which includes restricted cash and cash equivalents) are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets and are primarily money market securities and U.S. Treasury securities.
The Company's time deposits and other primarily consists of time deposits with an original maturity of more than three months but less than one year and are classified within Level 2 of the fair value hierarchy as they are carried at amortized cost.
The Company’s net trade receivables from provisional metal concentrate sales, which contain an embedded derivative and are subject to final pricing, are valued using quoted market prices based on forward curves for the particular metal. As the contracts themselves are not traded on an exchange, these receivables are classified within Level 2 of the fair value hierarchy.
The Company's assets held for sale consist of the Conga mill assets to be sold under a binding agreement entered into during the third quarter of 2021. The assets are classified as non-recurring within Level 2 of the fair value hierarchy. Refer to Note 1 for further information.
The Company's long-lived assets consist of long-lived assets at CC&V that were subject to fair value measurement as a result of impairment tests performed for the year ended December 31, 2022. The Company performed a non-recurring fair value measurement, classified as Level 3 of the fair value hierarchy, in connection with recoverability and impairment tests performed over long-lived assets and goodwill for all applicable reporting units. Impairment charges related to goodwill were for the full goodwill balance at Porcupine and Cerro Negro, resulting in no remaining balance at December 31, 2022. For further information regarding management’s assessment of these certain long-lived assets and goodwill reporting units, including the assumptions utilized in determining the fair value, refer to Note 6.
The Company’s marketable and other equity securities with readily determinable fair values are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities are calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.
The Company’s marketable and other equity securities without readily determinable fair values consists of the Company’s ownership in warrants in publicly traded companies. Warrants are valued using a Black-Scholes model using quoted market prices in active markets of the underlying securities. As the warrants themselves are not traded on the exchange, these equity securities are classified within Level 2 of the fair value hierarchy. At December 31, 2022 and 2021, these warrants are included in the "Time deposits and other" and the "Marketable and other equity securities" line items in the tables presented above, respectively.
The Company’s restricted marketable debt securities are primarily U.S. government issued bonds and international bonds. The Company’s debt securities held at Yanacocha are classified within Level 1 of the fair value hierarchy, using published market prices of actively traded securities. The Company’s debt securities held at Corporate and Other are classified within Level 1 and Level 2 of the fair value hierarchy. The Level 1 debt securities are valued using published market prices of actively traded securities and the Level 2 debt securities are valued using pricing models which are based on published market inputs for similar, actively traded securities.
The Company's restricted other assets are primarily money market securities with a term longer than three months which are valued using quoted market prices in active markets. As such, they are classified within Level 1 of the fair value hierarchy.
The contingent consideration assets and liabilities are classified within Level 3 of the fair value hierarchy. Changes in the discount rate will result in an inverse impact to the estimated fair value of the contingent consideration assets and liabilities. For certain contingent consideration assets, a change in copper price will result in a corresponding impact to the estimated fair value. Refer to Note 14 for further information.
The Company’s derivative instruments consist of fixed forward contracts. These derivative instruments are valued using pricing models. Valuation models require a variety of inputs, including contractual terms, market prices, forward curves, measures of volatility, and correlations of such inputs. The Company’s derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are classified within Level 2 of the fair value hierarchy.
The following tables set forth a summary of the quantitative and qualitative information related to the significant observable and unobservable inputs used in the calculation of the Company’s Level 3 financial assets and liabilities at December 31, 2022 and December 31, 2021:

Description	At December 31, 2022	Valuation technique	Significant input	Range, point estimate or average
Long-lived assets	$25	Income approach	Various (1)	Various (1)
Contingent consideration assets	$188	Monte Carlo (2)	Discount rate (3)	8.75 - 29.59%
Contingent consideration liabilities	$3	Discounted cash flow	Discount rate (3)	5.56 - 7.08%
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(1)Refer to Note 6 for information on the assumptions and inputs specific to the non-recurring fair value measurements performed in connection with recoverability and impairment tests incurred for certain long-lived assets and goodwill reporting units.
(2)A Monte Carlo valuation model is used for the fair value measurement of the Batu Hijau contingent consideration asset. All other contingent consideration assets are valued using a probability-weighted discounted cash flow where the significant input is the discount rate.
(3)The weighted average discount rates used to calculate the Company’s contingent consideration assets and liabilities are 11.86% and 6.07%, respectively. Various other inputs including, but not limited to, metal prices and production profiles were utilized in determining the fair value of the individual contingent consideration assets.

Description	At December 31, 2021	Valuation technique	Significant input	Range, point estimate or average
Contingent consideration assets	$171	Monte Carlo (1)	Discount rate (2)	4.48 - 5.88%
Contingent consideration liabilities	$5	Discounted cash flow	Discount rate (2)	2.48 - 3.35%
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(1)A Monte Carlo valuation model is used for the fair value measurement of the Batu Hijau contingent consideration asset. All other contingent consideration assets are valued using a probability-weighted discounted cash flow where the significant input is the discount rate.
(2)The weighted average discount rate used to calculate the Company’s contingent consideration assets and liabilities are 5.63% and 2.83%, respectively. Various other inputs including, but not limited to, metal prices, production profiles and new mineralization discoveries were utilized in determining the fair value of the individual contingent consideration assets.
The following tables set forth a summary of changes in the fair value of the Company’s recurring Level 3 financial assets and liabilities:

	Contingent Consideration Assets (1)	Total Assets	Contingent Consideration Liabilities	Total Liabilities
Fair value at December 31, 2020	$119	$119	$—	$—
Additions and settlements	—	—	—	—
Revaluation	52	52	5	5
Fair value at December 31, 2021	$171	$171	$5	$5
Additions and settlements	1	1	—	—
Revaluation	16	16	(2)	(2)
Fair value at December 31, 2022	$188	$188	$3	$3
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(1)In 2022, the (loss) gain recognized on revaluation of $(2) and $18 are included in Other Income (loss), net and Net income (loss) from discontinued operations, respectively. In 2021, the gain recognized on revaluation is primarily included in Net income (loss) from discontinued operations.